INSURANCE AND REINSURANCE RESULT, Composition of Underlying Assets Related to Contracts with Direct Participation Features (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IL Controlled [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	S/ 76,946	S/ 91,502	S/ 84,570
IL Controlled Soles [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	3,992	1,433	187,088
IL Balanced [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	193,410	186,879	72,059
IL Balanced II [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	93,044	79,671	370,484
IL Global Balanced [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	13,648	1,073	75,301
IL Capitalized [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	425,552	382,326	328
IL Capitalized II [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	122,413	87,527	190
IL Global Growth [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	18,636	804	198
IL Sustainable Capitalization [Member]
Composition of underlying assets related to contracts with direct participation features [Abstract]
Composition of underlying assets related to contracts with direct participation features	S/ 0	S/ 259	S/ 0